Accrued Expenses and Other Current Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued repurchase of Series Y Preferred Units		$ 0	$ 7,687
Settlement payable of incentive units on 2016 Plan	$ 2,108	1,060	0
Settlement payable to a former director	406	204	0
Income and other taxes payable	2,710	664	1,428
Employee compensation and benefits	$ 477	320	1,460
Other accrued expenses		1,291	468
Accrued expenses and other current liabilities		$ 3,539	$ 11,043